CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Preferred stock, shares issued	1,213,142	1,213,142	1,213,142
Preferred stock, shares outstanding	1,213,142	1,213,142	1,213,142
Preferred stock, liquidation preference value (in dollars)	$ 14,254,419	$ 13,708,505	$ 13,344,562
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	8,434,292	7,745,780	6,652,131
Common stock, shares outstanding	8,434,292	7,745,780	6,652,131